Integration and Restructuring Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost			$ 263.6
Organization Optimization Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	$ 18.6	$ 1.3
Restructuring and Related Cost, Cost Incurred to Date	19.9
Organization Optimization Program [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	12.4	1.3
Restructuring and Related Cost, Cost Incurred to Date	13.7
Organization Optimization Program [Member] | Outside Services and Consulting [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	1.8	0.0
Restructuring and Related Cost, Cost Incurred to Date	1.8
Organization Optimization Program [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	4.4	0.0
Restructuring and Related Cost, Cost Incurred to Date	4.4
Big Heart [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	64.1	145.2	36.0
Restructuring and Related Cost, Cost Incurred to Date	245.3
Big Heart [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	16.3	52.4	13.4
Restructuring and Related Cost, Cost Incurred to Date	82.1
Big Heart [Member] | Outside Services and Consulting [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	33.9	56.0	16.1
Restructuring and Related Cost, Cost Incurred to Date	106.0
Big Heart [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	13.9	$ 36.8	$ 6.5
Restructuring and Related Cost, Cost Incurred to Date	$ 57.2